Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Dividends Declared [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

September 2, 2011	$3,880,406

April 18, 2012	$7,527,988

August 31, 2012	$5,094,140

April 26, 2013	$4,142,199

September 20, 2013	$4,803,178

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
At June 30, 2014 and December 31, 2013, the Company has reserved 8,288,990 and 8,288,990 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	June 30, 2014	December 31, 2013

Officer and Director Shares	88,990	88,990

Contingently Issuable Incentive Shares-King's Gaming	700,000	700,000

Contingently Issuable Incentive Shares-Bao Li Gaming	3,750,000	3,750,000

Contingently Issuable Incentive Shares-Oriental VIP Room	3,750,000	3,750,000

Total	8,288,990	8,288,990